Financial instruments and risk management - Fuel Sensitivity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments and risk management
+ US$0.01 per gallon	$ 0.01	$ 0.01	$ 0.01
- US$0.01 per gallon	$ 0.01
Increase in operating costs	$ 3,399	$ 2,731	$ 1,762
Decrease in operating costs	$ (3,399)	$ (2,731)	$ (1,762)